CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2016 shares	May 31, 2016 USD ($)	Dec. 31, 2017 CNY (¥) shares	May 31, 2016 CNY (¥)	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Accretion on Pre-IPO Preferred Shares redemption value | ¥			¥ 82,117
Convertible Notes
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Principal amount of the Interest-free Loans		$ 100.0		¥ 654,680
Interest rate		12.00%		12.00%
Term		2 years
Class A Ordinary Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Convertible preferred shares, conversion ratio			1
Pre-IPO Class B ordinary shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Preferred Shares, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001
Pre-IPO Series C-1 convertible redeemable preferred shares | Convertible Notes
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued	33,857,797
Pre-IPO Series C-2 convertible redeemable preferred shares | Convertible Notes
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued	5,974,905